Related Party Balances and Transactions - Schedule of Amount Due to Related Parties (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Due to ultimate controlling shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 11,558,995	$ 1,488,085	$ 16,460,422
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 11,558,995	$ 1,488,085	$ 16,460,422